Shareholder Report, Holdings (Details) - C000247942 [Member]	Sep. 30, 2025
Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JDE Peet s N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%